INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Warehouse inventory	$ 8,698	$ 8,717
Stockpile inventory	2,335	3,982
Finished goods inventory	15,550	3,580
Work in process inventory	902	361
Inventories	$ 27,485	$ 16,640